Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 17, 2020	Dec. 17, 2017
Fair Value Measurements Details [Line Items]
Warrant liability and derivative liability amount	$ 0
Financing discount percentage		20.00%
Transfers between levels		$ 0
Exercise Price of Warrants or Rights				$ 11.50
Class Of Warrant Or Rights Issued During Period Shares New Issues			9,195,000
Aggregate borrowing amount of convertible notes		81,300
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		66,300
PublicWarrantsMember
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues			5,750,000
Private Placement Warrants [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues			3,445,000
Private Placement Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Equals To Eleven Point Zero Five Dollars Per Share [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)	$ 11.50
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Measurements Details [Line Items]
Transfers between levels	$ 0	$ 0
Transfers between levels	$ 0
Series D Preferred Stock [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)		$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	183,438
Exercise Price of Warrants or Rights	$ 4.50
Series D Preferred Stock [Member] | Class Of Warrants Maturity At July Fourteen Two Thousand And Twenty One [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date					Jul. 14, 2021
Class Of Warrant Or Rights Issued During Period Shares New Issues			122,292
Series D Preferred Stock [Member] | Class Of Warrants Maturity At April Nine Two Thousand And Twenty Three [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date					Apr. 09, 2023
Class Of Warrant Or Rights Issued During Period Shares New Issues			61,146
Series D Preferred Stock [Member] | Exercise Of Warrants Event [Member]
Fair Value Measurements Details [Line Items]
Exercise Price of Warrants or Rights	$ 29.74
Stock Issued During Period Shares Issued for Exercise of Warrants	9,246
Class Of Warrant Or Rights Issued During Period Shares New Issues	61,146
Warrant [Member]
Fair Value Measurements Details [Line Items]
Derivative liability	$ 1,600